Cash Flow Information - Summary of Financing Activities with no Cash Flow Effects (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Conversion of debt to equity		$ 167
Conversion of preference shares to ordinary shares		(399)
Net decrease in additional paid-in capital	$ 0	$ (232)